Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Income	$ 10,557	$ 10,198	$ 10,217
Other Comprehensive Income, net of taxes
Foreign currency translation adjustments	69	(119)	(171)
Unrealized gain (loss) on cash flow hedges	(68)	30	89
Unrealized gain (loss) on marketable securities	29	(7)	29
Defined benefit pension and postretirement plans	936	316	2,451
Other comprehensive income attributable to Verizon	966	220	2,398
Other comprehensive income (loss) attributable to noncontrolling interest	10	1	(35)
Total Comprehensive Income	11,533	10,419	12,580
Comprehensive income attributable to noncontrolling interest	9,692	7,795	7,633
Comprehensive income attributable to Verizon	1,841	2,624	4,947
Total Comprehensive Income	$ 11,533	$ 10,419	$ 12,580